Schedule of Investments (unaudited)
June 30, 2024
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.9%
Axon Enterprise, Inc.(a)(b)	147,762	$ 43,477,491
Boeing Co. (The)(a)	528,864	96,258,536
General Electric Co.	980,405	155,854,983
Howmet Aerospace, Inc.	468,473	36,367,559
TransDigm Group, Inc.	116,557	148,914,389
		480,872,958
Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc.	108,864	13,585,139
Automobiles — 2.2%
Tesla, Inc.(a)	5,779,354	1,143,618,570
Beverages — 0.8%
Coca-Cola Co. (The)	3,149,611	200,472,740
Monster Beverage Corp.(a)	886,449	44,278,128
PepsiCo, Inc.	1,030,898	170,026,007
		414,776,875
Biotechnology — 1.0%
AbbVie, Inc.	1,360,938	233,428,086
Regeneron Pharmaceuticals, Inc.(a)	132,561	139,325,588
Vertex Pharmaceuticals, Inc.(a)	344,007	161,242,961
		533,996,635
Broadline Retail — 4.5%
Amazon.com, Inc.(a)	12,316,036	2,380,073,957
Etsy, Inc.(a)(b)	108,778	6,415,726
		2,386,489,683
Building Products — 0.4%
A. O. Smith Corp.	158,500	12,962,130
Allegion PLC	69,211	8,177,280
Builders FirstSource, Inc.(a)	254,237	35,188,943
Carrier Global Corp.	837,785	52,847,478
Masco Corp.	247,730	16,516,159
Trane Technologies PLC	325,323	107,008,494
		232,700,484
Capital Markets — 1.3%
Ameriprise Financial, Inc.	109,653	46,842,665
Blackstone, Inc., Class A, NVS	1,071,772	132,685,373
Cboe Global Markets, Inc.	140,178	23,838,671
CME Group, Inc., Class A	269,998	53,081,607
FactSet Research Systems, Inc.	37,314	15,234,187
KKR & Co., Inc., Class A	1,386,312	145,895,475
Moody’s Corp.	153,734	64,711,252
MSCI, Inc., Class A	94,060	45,313,405
S&P Global, Inc.	293,372	130,843,912
		658,446,547
Chemicals — 0.8%
Celanese Corp., Class A	209,298	28,232,207
CF Industries Holdings, Inc.	205,592	15,238,479
Ecolab, Inc.	269,994	64,258,572
Linde PLC	520,681	228,480,030
Sherwin-Williams Co. (The)	242,938	72,499,987
		408,709,275
Commercial Services & Supplies — 0.6%
Cintas Corp.	98,804	69,188,489
Copart, Inc.(a)	1,822,437	98,703,188
Republic Services, Inc.	243,042	47,232,782
Rollins, Inc.	251,551	12,273,173
Waste Management, Inc.	357,314	76,229,369
		303,627,001
Security	Shares	Value
Communications Equipment — 0.5%
Arista Networks, Inc.(a)	528,701	$ 185,299,126
Motorola Solutions, Inc.	201,498	77,788,303
		263,087,429
Construction & Engineering — 0.1%
Quanta Services, Inc.(b)	210,327	53,441,987
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	84,738	45,911,049
Vulcan Materials Co.	176,302	43,842,781
		89,753,830
Consumer Finance — 0.4%
American Express Co.	828,546	191,849,826
Discover Financial Services	281,873	36,871,807
		228,721,633
Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp.	387,994	329,791,020
Distributors — 0.0%
Pool Corp.	45,507	13,985,666
Electric Utilities — 0.1%
Constellation Energy Corp.	295,479	59,175,579
Electrical Equipment — 0.6%
AMETEK, Inc.	231,426	38,581,028
Eaton Corp. PLC	516,312	161,889,628
GE Vernova, Inc.(a)	245,492	42,104,333
Generac Holdings, Inc.(a)	77,017	10,183,188
Hubbell, Inc.	51,442	18,801,022
Rockwell Automation, Inc.	113,982	31,376,965
		302,936,164
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	1,401,152	94,395,610
CDW Corp.	117,575	26,317,988
Jabil, Inc.(b)	135,647	14,757,037
TE Connectivity Ltd.	248,765	37,421,719
		172,892,354
Entertainment — 1.3%
Electronic Arts, Inc.	222,975	31,067,107
Live Nation Entertainment, Inc.(a)(b)	296,698	27,812,471
Netflix, Inc.(a)	897,546	605,735,844
Take-Two Interactive Software, Inc.(a)(b)	165,382	25,715,247
		690,330,669
Financial Services — 2.4%
Corpay, Inc.(a)(b)	146,367	38,993,632
Fiserv, Inc.(a)(b)	633,745	94,453,355
Mastercard, Inc., Class A	1,231,271	543,187,514
Visa, Inc., Class A	2,164,061	568,001,091
		1,244,635,592
Food Products — 0.2%
Hershey Co. (The)	116,840	21,478,697
Lamb Weston Holdings, Inc.	198,499	16,689,796
Mondelez International, Inc., Class A	1,173,473	76,792,073
		114,960,566
Ground Transportation — 1.1%
CSX Corp.	2,036,009	68,104,501
Old Dominion Freight Line, Inc.	371,129	65,541,381
Uber Technologies, Inc.(a)	4,352,366	316,329,961
Union Pacific Corp.	571,883	129,394,248
		579,370,091

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies — 1.4%
Align Technology, Inc.(a)	80,207	$ 19,364,376
Boston Scientific Corp.(a)	1,684,272	129,705,787
Cooper Cos., Inc. (The)	173,878	15,179,549
Dexcom, Inc.(a)(b)	505,296	57,290,461
Edwards Lifesciences Corp.(a)(b)	464,420	42,898,475
IDEXX Laboratories, Inc.(a)	96,332	46,932,951
Insulet Corp.(a)	55,439	11,187,590
Intuitive Surgical, Inc.(a)	487,632	216,923,095
STERIS PLC	115,261	25,304,400
Stryker Corp.	451,979	153,785,855
		718,572,539
Health Care Providers & Services — 0.9%
DaVita, Inc.(a)	59,277	8,214,014
HCA Healthcare, Inc.	193,781	62,257,960
Molina Healthcare, Inc.(a)	72,015	21,410,059
UnitedHealth Group, Inc.	728,504	370,997,947
		462,879,980
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	888,546	15,976,057
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class A(a)	459,810	69,720,990
Booking Holdings, Inc.	70,670	279,959,205
Caesars Entertainment, Inc.(a)(b)	261,455	10,390,222
Carnival Corp.(a)(b)	1,493,813	27,964,179
Chipotle Mexican Grill, Inc.(a)	2,860,619	179,217,780
Darden Restaurants, Inc.	129,280	19,562,650
Domino’s Pizza, Inc.	29,063	15,006,099
Expedia Group, Inc.(a)	264,423	33,314,654
Hilton Worldwide Holdings, Inc.	520,835	113,646,197
Las Vegas Sands Corp.	463,852	20,525,451
Marriott International, Inc., Class A	499,747	120,823,832
McDonald’s Corp.	660,504	168,322,839
MGM Resorts International(a)	355,438	15,795,665
Norwegian Cruise Line Holdings Ltd.(a)	893,669	16,792,040
Royal Caribbean Cruises Ltd.(a)(b)	493,160	78,624,499
Starbucks Corp.	1,392,020	108,368,757
Wynn Resorts Ltd.	196,690	17,603,755
Yum! Brands, Inc.	269,849	35,744,199
		1,331,383,013
Household Durables — 0.5%
DR Horton, Inc.	617,346	87,002,572
Garmin Ltd.	172,838	28,158,767
Lennar Corp., Class A	285,623	42,806,319
NVR, Inc.(a)	6,526	49,522,942
PulteGroup, Inc.	438,130	48,238,113
		255,728,713
Household Products — 0.8%
Church & Dwight Co., Inc.	234,293	24,291,498
Colgate-Palmolive Co.	666,484	64,675,607
Procter & Gamble Co. (The)	1,917,256	316,193,860
		405,160,965
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	680,319	58,493,828
Insurance — 0.9%
Aon PLC, Class A	230,977	67,810,228
Arch Capital Group Ltd.(a)(b)	778,959	78,589,173
Arthur J. Gallagher & Co.	232,112	60,188,963
Brown & Brown, Inc.	384,660	34,392,451
Security	Shares	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.	533,687	$ 112,458,525
Progressive Corp. (The)	609,992	126,701,438
		480,140,778
Interactive Media & Services — 11.8%
Alphabet, Inc., Class A	11,723,469	2,135,429,878
Alphabet, Inc., Class C, NVS	9,753,171	1,788,926,625
Meta Platforms, Inc., Class A	4,564,670	2,301,597,908
		6,225,954,411
IT Services — 0.7%
Accenture PLC, Class A	707,190	214,568,518
Akamai Technologies, Inc.(a)	149,116	13,432,369
EPAM Systems, Inc.(a)(b)	48,302	9,086,089
Gartner, Inc.(a)	161,699	72,612,553
GoDaddy, Inc., Class A(a)	293,574	41,015,224
VeriSign, Inc.(a)	86,638	15,404,236
		366,118,989
Life Sciences Tools & Services — 0.5%
IQVIA Holdings, Inc.(a)	144,217	30,493,242
Mettler-Toledo International, Inc.(a)	16,903	23,623,464
Thermo Fisher Scientific, Inc.	302,138	167,082,314
Waters Corp.(a)	45,717	13,263,416
West Pharmaceutical Services, Inc.	151,727	49,977,357
		284,439,793
Machinery — 1.4%
Caterpillar, Inc.	590,831	196,805,806
Deere & Co.	307,355	114,837,049
Fortive Corp.	733,257	54,334,344
Illinois Tool Works, Inc.	260,182	61,652,727
Ingersoll Rand, Inc.(b)	647,054	58,778,385
Otis Worldwide Corp.	328,453	31,616,886
PACCAR, Inc.	829,643	85,403,450
Parker-Hannifin Corp.	208,839	105,632,855
Pentair PLC	242,074	18,559,813
Snap-on, Inc.	49,414	12,916,325
		740,537,640
Media — 0.1%
Charter Communications, Inc., Class A(a)(b)	93,841	28,054,705
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	1,496,067	72,708,856
Nucor Corp.	314,631	49,736,868
Steel Dynamics, Inc.	193,827	25,100,597
		147,546,321
Oil, Gas & Consumable Fuels — 1.4%
APA Corp.	749,980	22,079,411
ConocoPhillips	1,680,894	192,260,656
Coterra Energy, Inc.	1,023,133	27,286,957
Diamondback Energy, Inc.	371,483	74,367,182
EOG Resources, Inc.	790,081	99,447,495
Hess Corp.	575,688	84,925,494
Marathon Oil Corp.	622,677	17,852,149
Marathon Petroleum Corp.	403,635	70,022,600
ONEOK, Inc.	753,738	61,467,334
Targa Resources Corp.	461,827	59,474,081
Williams Cos., Inc. (The)	990,056	42,077,380
		751,260,739
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	752,725	35,709,274

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals — 3.5%
Eli Lilly & Co.	1,662,903	$ 1,505,559,118
Merck & Co., Inc.	2,110,283	261,253,036
Zoetis, Inc., Class A	522,742	90,622,553
		1,857,434,707
Professional Services — 0.4%
Automatic Data Processing, Inc.	332,487	79,361,322
Broadridge Financial Solutions, Inc.	140,312	27,641,464
Dayforce, Inc.(a)(b)	180,894	8,972,343
Equifax, Inc.	100,416	24,346,863
Paychex, Inc.	266,922	31,646,272
Paycom Software, Inc.	43,148	6,171,890
Verisk Analytics, Inc.	163,450	44,057,948
		222,198,102
Real Estate Management & Development — 0.1%
CoStar Group, Inc.(a)	366,637	27,182,467
Retail REITs — 0.1%
Simon Property Group, Inc.	252,086	38,266,655
Semiconductors & Semiconductor Equipment — 18.6%
Advanced Micro Devices, Inc.(a)	3,366,700	546,112,407
Analog Devices, Inc.	609,440	139,110,774
Applied Materials, Inc.	1,730,717	408,431,905
Broadcom, Inc.	907,367	1,456,804,940
Enphase Energy, Inc.(a)(b)	104,862	10,455,790
KLA Corp.	280,450	231,233,829
Lam Research Corp.	272,327	289,987,406
Microchip Technology, Inc.	664,104	60,765,516
Monolithic Power Systems, Inc.	101,382	83,303,562
NVIDIA Corp.	49,093,956	6,065,067,324
NXP Semiconductors NV	399,433	107,483,426
ON Semiconductor Corp.(a)(b)	394,308	27,029,813
QUALCOMM, Inc.	1,210,943	241,195,627
Texas Instruments, Inc.	701,702	136,502,090
		9,803,484,409
Software — 19.0%
Adobe, Inc.(a)	933,162	518,408,817
ANSYS, Inc.(a)	103,649	33,323,154
Autodesk, Inc.(a)	231,697	57,333,423
Cadence Design Systems, Inc.(a)	566,843	174,445,933
Crowdstrike Holdings, Inc., Class A(a)(b)	480,473	184,112,449
Fair Isaac Corp.(a)	51,474	76,627,285
Fortinet, Inc.(a)	1,320,733	79,600,578
Intuit, Inc.	583,182	383,273,042
Microsoft Corp.	14,833,574	6,629,865,899
Oracle Corp.	3,320,508	468,855,730
Palo Alto Networks, Inc.(a)(b)	673,001	228,154,069
PTC, Inc.(a)	149,652	27,187,279
Roper Technologies, Inc.	95,875	54,040,902
Salesforce, Inc.	2,023,065	520,130,011
ServiceNow, Inc.(a)	427,003	335,910,450
Synopsys, Inc.(a)	317,742	189,075,555
Tyler Technologies, Inc.(a)(b)	88,433	44,462,344
		10,004,806,920
Specialized REITs — 0.5%
American Tower Corp.	399,483	77,651,505
Digital Realty Trust, Inc.	277,575	42,205,279
Equinix, Inc.	93,000	70,363,800
Security	Shares	Value
Specialized REITs (continued)
Iron Mountain, Inc.	298,638	$ 26,763,938
Public Storage	138,823	39,932,436
SBA Communications Corp., Class A	90,196	17,705,475
		274,622,433
Specialty Retail — 1.4%
AutoZone, Inc.(a)(b)	24,868	73,711,239
Home Depot, Inc. (The)	763,779	262,923,283
O’Reilly Automotive, Inc.(a)(b)	89,552	94,572,285
Ross Stores, Inc.	698,427	101,495,412
TJX Cos., Inc. (The)	1,533,313	168,817,761
Tractor Supply Co.	94,315	25,465,050
Ulta Beauty, Inc.(a)	65,899	25,428,447
		752,413,477
Technology Hardware, Storage & Peripherals — 11.7%
Apple Inc.	28,767,879	6,059,090,675
NetApp, Inc.	159,053	20,486,027
Seagate Technology Holdings PLC	166,781	17,223,474
Super Micro Computer, Inc.(a)(b)	104,895	85,945,718
		6,182,745,894
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(a)(b)	53,466	51,752,415
Lululemon Athletica, Inc.(a)(b)	238,666	71,289,534
NIKE, Inc., Class B	1,085,067	81,781,500
Ralph Lauren Corp., Class A	44,730	7,830,434
		212,653,883
Tobacco — 0.2%
Philip Morris International, Inc.	1,198,083	121,401,750
Trading Companies & Distributors — 0.4%
Fastenal Co.	596,292	37,470,990
United Rentals, Inc.	138,703	89,703,391
WW Grainger, Inc.	68,313	61,634,721
		188,809,102
Total Long-Term Investments — 100.0% (Cost: $34,678,095,810)		52,713,883,291
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)(e)	267,005,794	267,112,596
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	67,185,395	67,185,395
Total Short-Term Securities — 0.6% (Cost: $334,246,427)		334,297,991
Total Investments — 100.6% (Cost: $35,012,342,237)		53,048,181,282
Liabilities in Excess of Other Assets — (0.6)%		(308,691,975)
Net Assets — 100.0%		$ 52,739,489,307
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P 500 Growth ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 212,646,423	$ 54,462,706(a)	$ —	$ 147	$ 3,320	$ 267,112,596	267,005,794	$ 91,315(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	24,073,535	43,111,860(a)	—	—	—	67,185,395	67,185,395	576,722	—
				$ 147	$ 3,320	$ 334,297,991		$ 668,037	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index	269	09/20/24	$ 49,964	$ 157,198
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P 500 Growth ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 52,713,883,291	$ —	$ —	$ 52,713,883,291
Short-Term Securities
Money Market Funds	334,297,991	—	—	334,297,991
	$ 53,048,181,282	$ —	$ —	$ 53,048,181,282
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 157,198	$ —	$ —	$ 157,198
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust